Equity-Based Compensation Equity-Based Compensation (Restricted (Non-Vested) Common Unit Activity) (Details) (Restricted Non-Vested Common Units, USD $)	12 Months Ended
Dec. 31, 2010
Restricted Non-Vested Common Units
Share-based Compensation Arrangement by Share-based Payment Award
Outstanding at the beginning of the period, Units	464,009
Granted	0
Vested	(444,759)
Forfeited or expired	(19,250)
Outstanding at the end of period, Units	0
Outstanding at the beginning of the period, Weighted Average Grant Date Fair Value	$ 28.36
Granted, Weighted Average Grant Date Fair Value	$ 0.00
Vested, Weighted Average Grant Date Fair Value	$ 28.19
Forfeited or expired, Weighted Average Grant Date Fair Value	$ 32.35
Outstanding at the end of the period, Weighted Average Grant Date Fair Value	$ 0.00